Satellites, Property and Other Equipment	12 Months Ended
Dec. 31, 2024
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

16. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2023	$3,433,973	$174,584	$86,220	$44,352	$470,235	$4,209,364
Additions	—	52	615	1,473	114,090	116,230
Disposals/retirements	—	(4,433)	(2,880)	(156)	—	(7,469)
Transfers from assets under construction	9,598	4,890	3,530	—	(18,018)	—
Impact of foreign exchange	(18,810)	(612)	(103)	(316)	(12,166)	(32,007)
Cost as at December 31, 2023	3,424,761	174,481	87,382	45,353	554,141	4,286,118
Additions	—	104	892	2,246	1,201,723	1,204,965
Disposals/retirements	(15,900)	(3,287)	(1,864)	(2,972)	(28,397)	(52,420)
Transfer to other receivables	—	—	—	—	(87,958)	(87,958)
Transfers from assets under construction	—	11,630	7,096	—	(18,726)	—
Impact of foreign exchange	69,011	2,451	566	1,104	98,971	172,103
Cost as at December 31, 2024	$3,477,872	$185,379	$94,072	$45,731	$1,719,754	$5,522,808
Accumulated depreciation and impairment as at January 1, 2023	$(2,636,432)	$(138,181)	$(60,223)	$(10,444)	$—	$(2,845,280)
Depreciation	(167,393)	(7,996)	(4,118)	(3,162)	—	(182,669)
Impairment	(13,787)	—	—	—	—	(13,787)
Disposals/retirements	—	4,497	2,921	156	—	7,574
Impact of foreign exchange	8,053	296	(114)	107	—	8,342
Accumulated depreciation and impairment as at December 31, 2023	(2,809,559)	(141,384)	(61,534)	(13,343)	—	(3,025,820)
Depreciation	(112,741)	(7,097)	(4,238)	(3,198)	—	(127,274)
Impairment	(75,969)	—	—	—	—	(75,969)
Disposals/retirements	15,900	2,741	1,528	2,350	—	22,519
Impact of foreign exchange	(37,111)	(1,296)	(348)	(366)	—	(39,121)
Accumulated depreciation and impairment as at December 31, 2024	$(3,019,480)	$(147,036)	$(64,592)	$(14,557)	$—	$(3,245,665)
Net carrying values
As at December 31, 2023	$615,202	$33,097	$25,848	$32,010	$554,141	$1,260,298
As at December 31, 2024	$458,392	$38,343	$29,480	$31,174	$1,719,754	$2,277,143

(1)      Right-of-use assets consisted primarily of property leases.

Substantially all of the Company’s satellites, property and other equipment, excluding satellites, property and other equipment held in unrestricted subsidiaries, have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities, Senior Secured Notes and 2026 Senior Secured Notes as at December 31, 2024 (Note 24).

Substantially all of the Company’s satellites, property and other equipment held in unrestricted subsidiaries, have been pledged as security as a requirement of the Telesat Lightspeed Financing (Note 24).

Borrowing costs

For the years ended December 31, 2024 and 2023 there were no borrowing costs capitalized.

Impairment

Indefinite life intangible assets are tested for impairment at the individual CGU level. In the case of orbital slots, the CGU is based on geography. During the year ended December 31, 2024, as a result of impairment testing of the geographical CGUs, there was an impairment of $36.3 million recorded against satellites, property and other equipment (December 31, 2023 — $13.8 million). Further, an impairment of $39.7 million relating to one of the satellites (Telstar 18 VANTAGE) was also recorded against satellites, property and other equipment (December 31, 2023 — $Nil). The impairments resulted from changes to the underlying assumptions associated with the related business plan.

Joint arrangements

Telesat International Limited (“TIL”) and APT entered into agreements relating to the Telstar 18 VANTAGE satellite, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and Viasat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 satellite.